Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2022	2021
Employees and payroll accruals	$102	$45
Accrued vacation	77	38
Other payables	14	71

	$193	$154